SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by business lines
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2024	2023	2022

Diamond trading	$18,724,190	$15,152,777	$—
Commodity trading	—	58,118,001	1,149,163
Information service	—	415,955	884,329
Interactive toys - animation series	—	—	6,903
Interactive toys - game series	—	—	155,559
Total revenues	$18,724,190	$73,686,733	$2,195,954

Schedule of disaggregated information by business lines
Diamond Trading
Revenue	$18,724,190

Costs of revenue	(17,178,241)
Gross Profit	1,545,949

Year ended December 31, 2023

	Diamond	Commodity	Information
	Trading	Trading	service
Revenue	$15,152,777	$58,118,001	$415,955

Costs of revenue	(13,901,688)	(58,081,952)	(549,242)
Gross Profit	1,251,089	36,049	(133,287)

Year ended December 31, 2022

	Interactive toys animation series	Interactive toys game series	Commodity Trading	Information Service

Revenue	$6,903	$155,559	$1,149,163	$884,329
Costs of revenue	(3,420)	(78,118)	(50,804)	(826,096)
Gross Profit	$3,483	$77,441	$1,098,359	$58,233

Schedule of disaggregated information of revenues by geographic locations
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022

Domestic PRC revenues	$18,724,190	$73,686,733	$2,195,954
Export revenues	—	—	—
Total revenues	$18,724,190	$73,686,733	$2,195,954

Schedule of segment asset
	December 31,	December 31,
	2024	2023
Diamond trading	$10,672,436	$33,029,615
Gold	64,560,000	—
Commodity trading	—	114,900
Information service	—	2,507,120
Corporate and Unallocated	—	13,611,203
Total	75,232,436	49,262,838